Financial risk management and derivative financial instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	$ (62)	$ (13)
Non-current Assets [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	0	5
Non-current liabilities [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	(62)	(18)
Currency swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	$ (62)	(17)
Option contract [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments		$ 4